Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	The Mosaic Company
Entity Central Index Key	0001285785
Amendment Flag	false
EBP 004 [Member]
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	The Mosaic Company
Entity Central Index Key	0001285785
Amendment Flag	false